LONG TERM CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2003
Long Term Convertible Debt Disclosure [Abstract]
Schedule Of Long Term Convertible Debt [Table Text Block]
Long – term convertible debt issued by the Company was as follows as of the dates listed below:

	Interest	December 31,
	rate	2013	2012
Convertible debt:
Par	7.5%	$—	$345
Deemed premium, net *		—	7
Reclassification to current liabilities		—	352
		$—	$—

*	Amortization of the deemed premium added to income was $15 for 2012 and $7 for 2013.